CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (14,566,782)	$ (33,690,475)
Adjustments to reconcile net loss to net cash used in operating activities:
Inventory valuation adjustments	3,466,917	2,641,080
Depreciation	156,096	624,613
Depreciation capitalized into inventory	700,193	2,404,711
Non-cash operating lease expense	274,067	1,005,754
Amortization of intangible assets	172,267	817,215
Stock-based payments	642,506	5,182,641
Interest Expense	996,157	2,687,693
Impairment of long-lived assets	5,313,176	5,169,951
Deferred income tax	(3,115,000)	(1,338,000)
Accretion	1,384,812	1,932,316
Gain on disposal of royalty asset	(168,359)
Change in operating assets and liabilities:
Accounts Receivable	(1,764,878)	(3,488,926)
Prepaid expenses	(1,877,011)	8,996
Inventory	(1,255,162)	(10,347,840)
Accounts payable and accrued liabilities	2,880,051	2,651,270
Change in assets and liabilities held for sale		124,843
Net cash used in operating activities	(6,760,950)	(30,517,197)
CASH FLOWS FROM INVESTING ACTIVITIES:
PP&E Additions	(2,173,430)	(18,043,946)
Proceeds from sale of royalty asset	236,635
Deposits	(276,684)	(306,082)
Proceeds from sale of AZ Dispensary net of cash		15,125,010
Net cash provided by (used in) investing activities	(2,213,479)	(7,211,348)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term debt, net of issuance costs	2,884,581
Lease principal payments	(464,214)	(1,579,700)
Convertible debt payment		(900,000)
Proceeds from option exercises		1,209,605
Debt principal payments		(60,000)
Net cash provided by (used in) financing activities	2,420,367	25,778,144
Net change in cash	(6,554,062)	(11,950,401)
Cash and restricted cash, beginning of year	15,155,279	27,105,680
Cash and restricted cash, end of year	$ 8,601,217	15,155,279
Charm City Medicus, LLC
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of Charm City		(3,543,830)
M J Distributing C201 Llc And M J Distributing P132 Llc
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of MJ Distributing		(1,592,500)
Ohio Medical Solutions LLC
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of AZ Dispensary net of cash		$ 1,150,000